Victory Sustainable World Fund Expense Example - Victory Sustainable World Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	748
Expense Example, with Redemption, 10 Years	1,689
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	1,064
Expense Example, with Redemption, 5 Years	1,445
Expense Example, with Redemption, 10 Years	$ 2,509